Risk and Capital Management	12 Months Ended
Dec. 31, 2023
Risk And Capital Management
Risk and Capital Management

Note 32 - Risk and Capital Management

a) Corporate Governance

ITAÚ UNIBANCO HOLDING invests in robust risk management processes and capital management that are the basis for its strategic decisions to ensure business sustainability and maximize shareholder value creation.

These processes are aligned with the guidelines of the Board of Directors and Executive which, through collegiate bodies, define the global objectives expressed as targets and limits for the business units that manage risk. Control and capital management units, in turn, support ITAÚ UNIBANCO HOLDING’s management by monitoring and analyzing risk and capital.

The Board of Directors is the main body responsible for establishing guidelines, policies and approval levels for risk and capital management. The Capital and Risk Management Committee (CGRC), in turn, is responsible for supporting the Board of Directors in managing capital and risk. At the executive level, collegiate bodies, presided over by the Chief Executive Officer (CEO) of ITAÚ UNIBANCO HOLDING, are responsible for capital and risk management, and their decisions are monitored by the CGRC.

Additionally, ITAÚ UNIBANCO HOLDING has collegiate bodies with capital and risk management responsibilities delegated to them, under the responsibility of the CRO (Chief Risk Officer). To support this structure, the Risk Department has departments to ensure, on an independent and centralized basis, that the institution’s risks and capital are managed in compliance with the defined policies and procedures.

ITAÚ UNIBANCO HOLDING's management model is made up of:

    •   1st line of defense: business areas, which have primary responsibility for managing the risk they originate.

    •   2nd line of defense: risk area, which ensures that risks are managed and are supported by risk management principles (risk appetite, policies, procedures and dissemination of the risk culture in the business).

    •   3rd line of defense: internal audit, which is linked to the Board of Directors and makes an independent assessment of the activities developed by the other areas.

b) Risk Management

Risk Appetite

The risk appetite of ITAÚ UNIBANCO HOLDING is based on the Board of Director’s statement:

“We are a universal bank, operating predominantly in Latin America. Supported by our risk culture, we operate based on rigorous ethical and regulatory compliance standards, seeking high and growing results, with low volatility, by means of the long-lasting relationship with clients, correctly pricing risks, well-distributed fund-raising and proper use of capital.”

Based on this statement, six dimensions have been defined, each dimension consists of a set of metrics associated with the main risks involved, combining supplementary measurement methods, to give a comprehensive vision of our exposure.

The Board of Directors is responsible for approving guidelines and limits for risk appetite, with the support of CGRC and the CRO.

The limits for risk appetite are monitored regularly and reported to risk committees and to the Board of Directors, which will oversee the preventive measures to be taken to ensure that exposure is aligned with the strategies of ITAÚ UNIBANCO HOLDING.

Foremost among processes for proper risk and capital management are the Risk Appetite Statement (RAS) and the implementation of a continuous, integrated risk management structure, the stress test program, the establishment of a Risk Committee, and the nomination at BACEN of a Chief Risk Officer (CRO), with roles and responsibilities assigned, and requirements for independence.

The six dimensions of risk appetite are:

    •   Capitalization: establishes that ITAÚ UNIBANCO HOLDING must have capital sufficient to face any serious recession period or a stress event without the need to adjust its capital structure under unfavorable circumstances. It is monitored by tracking ITAÚ UNIBANCO HOLDING’s capital ratios, both in normal and stress scenarios, and of the ratings of the institution's debt issues.

    •   Liquidity: establishes that the liquidity of ITAÚ UNIBANCO HOLDING must withstand long periods of stress. It is monitored by tracking liquidity indicators.

    •   Composition of results: establishes that business will mainly focus on Latin America, where Itaú Unibanco will have a diversified range of customers and products, with low appetite for results volatility and high risk. This dimension includes business and profitability, as well as market risk and IRRBB, underwriting and credit risk, including social, environmental and climate dimensions. The metrics monitored by the bank seek to ensure, by means of exposure concentration limits such as, for example, industry sectors, quality of counterparties, countries and geographic regions and risk factors, a suitable composition of the bank’s portfolios, aiming at low volatility of results and business sustainability.

    •   Operational risk: focuses on the control of operating risk events that may adversely impact business and operating strategy, and involves monitoring the main operational risk events and losses incurred.

    •   Reputation: addresses risks that may impact the institution’s brand value and reputation with customers, employees, regulatory bodies, investors and the general public. The risk monitoring in this dimension is carried in addition to monitoring the institution’s conduct.

    •   Customer: addresses risks that may compromise customer satisfaction and experience, and is monitored by tracking customer satisfaction, direct impacts on customers and suitability indicators.

Risk appetite, risk management and guidelines for employees of ITAÚ UNIBANCO HOLDING for routine decision-making purposes are based on:

    •   Sustainability and customer satisfaction: ITAÚ UNIBANCO HOLDING's vision is to be the leading bank in sustainable performance and customer satisfaction and, accordingly, it is committed to creating shared value for staff, customers, stockholders and society, ensuring the continuity of the business. ITAÚ UNIBANCO HOLDING is committed to doing business that is good both for the customer and the institution itself.

    •   Risk culture: ITAÚ UNIBANCO HOLDING’s risk culture goes beyond policies, procedures or processes, reinforcing the individual and collective responsibility of all employees so that they will do the right thing at the right time and in the proper manner, respecting the ethical way of doing business.

    •   Risk pricing: ITAÚ UNIBANCO HOLDING ’s operates and assumes risks in businesses that it knows and understands, avoids the ones that are unknown or that do not provide competitive advantages, and carefully assesses risk-return ratios.

    •   Diversification: ITAÚ UNIBANCO HOLDING has little appetite for volatility in earnings, and it therefore operates with a diverse base of customers, products and business, seeking to diversify risks and giving priority to lower risk business.

    •   Operational excellence: It is the wish of ITAÚ UNIBANCO HOLDING to be an agile bank, with a robust and stable infrastructure enabling us to offer top quality services.

    •   Ethics and respect for regulations: for ITAÚ UNIBANCO HOLDING, ethics is non-negotiable, and it therefore promotes an institutional environment of integrity, encouraging staff to cultivate ethics in relationships and business and to respect the rules, thus caring for the institution’s reputation.

ITAÚ UNIBANCO HOLDING has various ways of disseminating risk culture, based on four principles: conscious risk-taking, discussion of the risks the institution faces, the corresponding action taken, and the responsibility of everyone for managing risk.

These principles serve as a basis for ITAÚ UNIBANCO HOLDING guidelines, helping employees to conscientiously understand, identify, measure, manage and mitigate risks.

I - Credit risk

The possibility of losses arising from failure by a borrower, issuer or counterparty to meet their financial obligations, the impairment of a loan due to downgrading of the risk rating of the borrower, the issuer or the counterparty, a decrease in earnings or remuneration, advantages conceded on renegotiation or the costs of recovery.

There is a credit risk control and management structure, centralized and independent from the business units, that provides for operating limits and risk mitigation mechanisms, and also establishes processes and tools to measure, monitor and control the credit risk inherent in all products, portfolio concentrations and impacts of potential changes in the economic environment.

The credit policy of ITAÚ UNIBANCO HOLDING is based on internal criteria such as: classification of customers, portfolio performance and changes, default levels, rate of return and economic capital allocated, among others, and also take into account external factors such as interest rates, market default indicators, inflation, changes in consumption, and so on.

For personal customers and small and middle-market companies, credit rating is based on statistical application models (at the early stages of the relationship with a customer) and behavior score (used for customers with which ITAÚ UNIBANCO HOLDING already has a relationship).

For large companies, the rating is based on information such as economic and financial condition of the counterparty, their cash-generating capability, the economic group to which they belong, and the current and prospective situation of the economic sector in which they operate, in accordance with the guidelines of the Sustainability and Social and Environmental Responsibility Policy (PRSA) and specific manuals and procedures of ITAÚ UNIBANCO HOLDING. Credit proposals are analyzed on a case by case basis, through an approval-level mechanism.

ITAÚ UNIBANCO HOLDING strictly controls the credit exposure of customers and counterparties, taking action to address situations in which the current exposure exceeds what is desirable. For this purpose, measures provided for in loan agreements are available, such as accelerated maturity or a requirement for additional collateral.

I.I - Collateral and policies for mitigating credit risk

ITAÚ UNIBANCO HOLDING uses guarantees to increase its capacity for recovery in operations exposed to credit risk. The guarantees may be personal, secured, legal structures with mitigating power and offset agreements.

For collateral to be considered instruments that mitigate credit risk, it must comply with the requirements and standards that regulate such instruments, both internal and external ones, and they must be legally valid (effective), enforceable, and assessed on a regular basis.

ITAÚ UNIBANCO HOLDING also uses credit derivatives, to mitigate credit risk of its portfolios of loans and securities. These instruments are priced based on models that use the fair value of market inputs, such as credit spreads, recovery rates, correlations and interest rates.

I.II - Governance and measurement of expected credit loss

Both the credit risk and the finance areas are responsible for defining the methods used to measure expected loan losses and for periodically assessing changes in the provision amounts.

These areas monitor the trends observed in provisions for expected credit losses by business, in addition to establishing an initial understanding of the variables that may trigger changes in the allowance for loan losses, the probability of default (PD) or the loss given default (LGD).

Once the trends have been identified and an initial assessment of the variables has been made at the corporate level, the business areas are responsible for further analyzing these trends in more detail and for each business, in order to understand the underlying reasons for the trends and to decide whether changes are required in credit policies.

ITAÚ UNIBANCO HOLDING calculates the expected credit loss of the Retail business portfolio by multiplying the expected historical credit loss by the EAD (Exposure at Default) amount. For the Wholesale business portfolio, the PD, LGD and EAD parameters are multiplied.

Sensitivity analysis

ITAÚ UNIBANCO HOLDING prepares studies on the impact of estimates in the calculation of expected credit loss. The expected loss models use three different scenarios: Optimistic, Base and Pessimistic. In Brazil, where operations are substantially carried out, these scenarios are combined by weighting their probabilities: 15%, 55% and 30%, respectively, which are updated so as to reflect the new economic conditions. For loan portfolios originated in other countries, the scenarios are weighted by different probabilities, considering regional economic aspects and conditions.

The table below shows the amount of financial assets at amortized cost and at fair value through other comprehensive income, expected loss and the impacts on the calculation of expected credit loss in the adoption of 100% of each scenario:

12/31/2023					12/31/2022
Financial Assets (1)	Expected Loss	Reduction/(Increase) of Expected Loss			Financial Assets (1)	Expected Loss	Reduction/(Increase) of Expected Loss
		Pessimistic scenario	Base scenario	Optimistic scenario			Pessimistic scenario	Base scenario	Optimistic scenario
1,302,826	(51,884)	(2,298)	422	1,090	1,256,752	(54,476)	(530)	198	530
1)	Composed of Loan operations, lease operations and securities.

Expected loss comprises Expected credit loss for Financial guarantees R$ (887) (R$ (810) at 12/31/2022) and Loan commitments R$ (3,311) (R$ (2,874) at 12/31/2022).

I.III - Classification of Stages of Credit Impairment

The accounting policy on expected credit loss is presented in Note 2c IV.

ITAÚ UNIBANCO HOLDING uses customers’ internal information, statistic models, days of default and quantitative analysis in order to determine the credit risk of the financial assets.

The rules to change stage are determined according to historical behavior of ITAÚ UNIBANCO HOLDING’s product portfolios and consider:

    •   Stage 1 to stage 2: delay or evaluation of probability of default (PD) triggers.

For Retail business portfolios, ITAÚ UNIBANCO HOLDING migrates credit contracts overdue for over 30 days to stage 2, except payroll loans to public bodies (45 days in arrears) and INSS (15 days in arrears) due to the dynamics of product transfer payments and portfolio risk.

For agreements with delay less than 30 days, the migration to stage 2 occurs if the financial asset exceeds the allowance for loan losses established by the risk appetite approved by ITAÚ UNIBANCO HOLDING’s Management for each portfolio, whereas the others remain in stage 1.

For the Wholesale business portfolio, ITAÚ UNIBANCO HOLDING migrates to stage 2 the contracts of the same economic subgroup when there is a delay exceeding 30 days in an amount considered material.

For contracts overdue for less than 30 days, ITAÚ UNIBANCO HOLDING determines a rating limit by economic subgroup that, if exceeded, causes the migration of all economic subgroup’s contracts to stage 2. If the economic subgroup’s rating is lower than the limit established for stage 2, the significant increase in credit risk is verified through the relative variation of the economic subgroup’s rating in relation to the rating established 12 months before.

    •   Stage 3: default parameters are used to identify stage 3, the main ones are: 90 days in arrears in the payment of principal and charges, except for the mortgage loan portfolio, which are considered 180 days in arrears; debt restructuring; filing for bankruptcy; loss; and court-supervised recovery. The financial asset, at any stage, can migrate to stage 3 when showing default parameters.

After a certain credit status has been defined for an agreement, it is classified in one of the three stages of credit deterioration. Based on this classification, rules for measuring expected credit loss in each stage are used, as described in Note 2c IV.

I.IV - Maximum Exposure of Financial Assets to Credit Risk

	12/31/2023			12/31/2022
	Brazil	Abroad	Total	Brazil	Abroad	Total
Financial Assets	1,772,360	466,854	2,239,214	1,543,194	511,277	2,054,471
At Amortized Cost	1,206,141	334,680	1,540,821	1,112,594	350,447	1,463,041
Interbank deposits	22,248	28,759	51,007	18,955	40,637	59,592
Securities purchased under agreements to resell	235,656	2,665	238,321	218,339	3,440	221,779
Securities	227,232	33,511	260,743	185,658	27,368	213,026
Loan and lease operations	658,471	252,119	910,590	636,836	272,586	909,422
Other financial assets	102,555	25,144	127,699	96,081	13,828	109,909
(-) Provision for Expected Loss	(40,021)	(7,518)	(47,539)	(43,275)	(7,412)	(50,687)
At Fair Value Through Other Comprehensive Income	53,130	76,909	130,039	54,134	72,614	126,748
Securities	53,130	76,909	130,039	54,134	72,614	126,748
At Fair Value Through Profit or Loss	513,089	55,265	568,354	376,466	88,216	464,682
Securities	497,042	14,710	511,752	364,039	21,060	385,099
Derivatives	14,696	40,555	55,251	11,052	67,156	78,208
Other financial assets	1,351	-	1,351	1,375	-	1,375
Financial liabilities - provision for expected loss	3,706	492	4,198	3,040	644	3,684
Loan Commitments	3,062	249	3,311	2,622	252	2,874
Financial Guarantees	644	243	887	418	392	810
Off-balance sheet	485,517	68,033	553,550	472,372	72,005	544,377
Financial Guarantees	83,413	19,209	102,622	71,524	20,255	91,779
Letters of credit to be released	20,850	-	20,850	47,354	-	47,354
Loan commitments	381,254	48,824	430,078	353,494	51,750	405,244
Mortgage loans	16,368	-	16,368	15,423	-	15,423
Overdraft accounts	171,725	-	171,725	157,408	-	157,408
Credit cards	189,141	3,297	192,438	177,658	3,754	181,412
Other pre-approved limits	4,020	45,527	49,547	3,005	47,996	51,001
Total	2,254,171	534,395	2,788,566	2,012,526	582,638	2,595,164

Amounts shown for credit risk exposure are based on gross book value and do not take into account any collateral received or other added credit improvements.

The contractual amounts of financial guarantees and letters of credit cards represent the maximum potential of credit risk in the event that a counterparty does not meet the terms of the agreement. The vast majority of loan commitments (mortgage loans, overdraft accounts and other pre-approved limits) mature without being drawn, since they are renewed monthly and can be cancelled unilaterally.

As a result, the total contractual amount does not represent our real future exposure to credit risk or the liquidity needs arising from such commitments.

I.IV.I - By business sector

Loan and lease operations

	12/31/2023%		12/31/2022%
Industry and commerce	186,198	20.4%	197,351	21.7%
Services	182,795	20.1%	177,180	19.5%
Other sectors	38,078	4.2%	37,072	4.1%
Individuals	503,519	55.3%	497,819	54.7%
Total	910,590	100.0%	909,422	100.0%

Other financial assets (1)

	12/31/2023%		12/31/2022%
Public sector	831,963	66.7%	691,371	63.8%
Services	150,100	12.0%	167,176	15.4%
Other sectors	145,163	11.7%	119,436	11.0%
Financial	119,887	9.6%	106,469	9.8%
Total	1,247,113	100.0%	1,084,452	100.0%
1)	Includes Financial Assets at Fair Value through Profit and Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan and Lease Operations and Other Financial Assets.

The exposure of Off-balance sheet financial instruments (Financial Guarantees and Loan Commitments) is neither categorized nor managed by business sector.

I.IV.II - By type and classification of credit risk

Loan and lease operations

	12/31/2023
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 Stages
	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total
Individuals	317,335	246,809	550	564,694	63,579	10,972	2	74,553	35,702	147	-	35,849	416,616	257,928	552	675,096
Corporate	130,916	30,053	70,585	231,554	956	461	146	1,563	4,589	35	2,666	7,290	136,461	30,549	73,397	240,407
Micro/Small and medium companies	145,422	95,886	11,053	252,361	13,087	1,216	110	14,413	10,601	90	201	10,892	169,110	97,192	11,364	277,666
Foreign loans - Latin America	166,981	42,206	16,325	225,512	12,077	2,091	958	15,126	9,345	112	26	9,483	188,403	44,409	17,309	250,121
Total	760,654	414,954	98,513	1,274,121	89,699	14,740	1,216	105,655	60,237	384	2,893	63,514	910,590	430,078	102,622	1,443,290
%	59.7%	32.6%	7.7%	100.0%	84.9%	14.0%	1.1%	100.0%	94.8%	0.6%	4.6%	100.0%	63.1%	29.8%	7.1%	100.0%

	12/31/2022
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 Stages
	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total
Individuals	305,210	233,996	511	539,717	59,639	8,538	1	68,178	35,254	226	-	35,480	400,103	242,760	512	643,375
Corporate	133,205	29,853	60,209	223,267	901	32	444	1,377	5,162	11	2,551	7,724	139,268	29,896	63,204	232,368
Micro/Small and medium companies	142,621	84,619	9,520	236,760	12,299	1,494	115	13,908	9,976	265	123	10,364	164,896	86,378	9,758	261,032
Foreign loans - Latin America	182,516	44,542	16,912	243,970	13,863	1,544	1,279	16,686	8,776	124	114	9,014	205,155	46,210	18,305	269,670
Total	763,552	393,010	87,152	1,243,714	86,702	11,608	1,839	100,149	59,168	626	2,788	62,582	909,422	405,244	91,779	1,406,445
%	61.4%	31.6%	7.0%	100.0%	86.6%	11.6%	1.8%	100.0%	94.5%	1.0%	4.5%	100.0%	64.7%	28.8%	6.5%	100.0%

Internal rating	12/31/2023				12/31/2022
	Stage 1	Stage 2	Stage 3	Total loan operations	Stage 1	Stage 2	Stage 3	Total loan operations
Low	702,746	65,971	-	768,717	705,625	62,501	-	768,126
Medium	57,893	12,087	-	69,980	57,508	14,095	-	71,603
High	15	11,641	-	11,656	419	10,106	-	10,525
Credit-Impaired	-	-	60,237	60,237	-	-	59,168	59,168
Total	760,654	89,699	60,237	910,590	763,552	86,702	59,168	909,422
%	83.5%	9.9%	6.6%	100.0%	84.0%	9.5%	6.5%	100.0%

Other financial assets

	12/31/2023
	Fair value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Investment funds	26,570	21,030	20,559	5,971	5,971	40	40
Government securities	610,756	610,088	610,756	-	-	-	-
Brazilian government	520,964	520,375	520,964	-	-	-	-
Other government	-	36	-	-	-	-	-
Latin America	54,612	54,443	54,612	-	-	-	-
Abroad	35,180	35,234	35,180	-	-	-	-
Corporate securities	264,354	262,020	258,662	6,433	5,135	1,433	557
Rural product note	42,159	41,685	41,646	322	310	331	203
Real estate receivables certificates	7,562	7,631	7,562	-	-	-	-
Bank deposit certificate	191	181	181	10	10	-	-
Debentures	135,134	132,727	131,279	4,693	3,530	842	325
Eurobonds and other	7,037	6,858	6,859	175	171	24	7
Financial bills	24,125	24,114	24,114	13	11	-	-
Promissory and commercial notes	12,832	12,503	12,472	361	360	-	-
Other	35,314	36,321	34,549	859	743	236	22
Total	901,680	893,138	889,977	12,404	11,106	1,473	597

	12/31/2022
	Fair value	Stage 1		Stage 2		Stage 3
		Cost	Fair value	Cost	Fair value	Cost	Fair value
Investment funds	32,491	27,660	27,140	5,259	5,259	92	92
Government securities	479,241	483,477	479,241	-	-	-	-
Brazilian government	394,082	397,794	394,082	-	-	-	-
Other government	-	36	-	-	-	-	-
Latin America	49,946	50,375	49,946	-	-	-	-
Abroad	35,213	35,272	35,213	-	-	-	-
Corporate securities	211,103	216,005	208,241	3,559	2,512	2,297	350
Rural product note	28,896	28,670	28,618	287	262	29	16
Real estate receivables certificates	7,214	7,318	7,214	-	-	-	-
Bank deposit certificate	1,172	1,172	1,172	-	-	-	-
Debentures	110,075	110,732	108,140	2,470	1,610	2,037	325
Eurobonds and other	8,770	9,035	8,770	-	-	-	-
Financial bills	19,504	19,535	19,504	-	-	-	-
Promissory and commercial notes	11,250	11,251	11,250	-	-	-	-
Other	24,222	28,292	23,573	802	640	231	9
Total	722,835	727,142	714,622	8,818	7,771	2,389	442

Other Financial Assets - Internal Classification by Level of Risk

12/31/2023
Internal rating	Financial Assets - At Amortized Cost		Financial assets at fair value through profit or loss	Financial Assets at fair value through other comprehensive income	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	289,328	257,238	564,288	129,990	1,240,844
Medium	-	3,084	2,604	49	5,737
High	-	421	111	-	532
Total	289,328	260,743	567,003	130,039	1,247,113
%	23.2%	20.9%	45.5%	10.4%	100.0%

12/31/2022
Internal rating	Financial Assets - At Amortized Cost		Financial assets at fair value through profit or loss	Financial Assets at fair value through other comprehensive income	Total
	Interbank deposits and securities purchased under agreements to resell	Securities
Low	281,371	208,605	461,153	126,673	1,077,802
Medium	-	3,816	2,104	75	5,995
High	-	605	50	-	655
Total	281,371	213,026	463,307	126,748	1,084,452
%	25.9%	19.6%	42.7%	11.8%	100.0%

Financial assets at fair value through profit or loss includes Derivatives in the amount of R$ 55,251 (R$ 78,208 at 12/31/2022).

I.IV.III - Collateral for loan and lease operations

	12/31/2023				12/31/2022
	Over-collateralized assets		Under-collateralized assets		Over-collateralized assets		Under-collateralized assets
	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral
Individuals	154,321	398,935	3,601	3,173	141,896	336,597	3,085	2,861
Personal (1)	4,359	16,157	1,881	1,760	2,971	11,106	1,469	1,394
Vehicles (2)	31,230	73,967	1,315	1,240	29,613	70,901	1,610	1,463
Mortgage loans (3)	118,732	308,811	405	173	109,312	254,590	6	4
Micro / small, medium companies and corporates (4)	167,843	596,817	45,885	43,484	173,007	614,178	41,395	36,233
Foreign loans - Latin America (4)	160,734	304,597	8,340	2,508	175,517	319,085	11,817	4,441
Total	482,898	1,300,349	57,826	49,165	490,420	1,269,860	56,297	43,535
1)	In general requires financial guarantees.
2)	Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
3)	Properties themselves are pledged as collateral.
4)	Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and other).

Of total loan and lease operations, R$ 369,866 (R$ 362,705 at 12/31/2022) represented unsecured loans.

I.IV.IV - Repossessed assets

The accounting policy on assets held for sale is presented in Note 2c V.

The goods repossessed intended for sale comprise, mainly, real estate and their sale includes periodic auctions that are previously disclosed to the market. Total assets repossessed in the period were R$ 494 (R$ 336 from 01/01 to 12/31/2022).

II - Market risk

Defined as the possibility of incurring financial losses from changes in the market value of positions held by a financial institution, including the risks of transactions subject to fluctuations in currency rates, interest rates, share prices, price indexes and commodity prices, as set forth by CMN. Price Indexes are also treated as a risk factor group.

Market risk is controlled by an area independent from the business areas, which is responsible for the daily activities of (i) risk measurement and assessment, (ii) monitoring of stress scenarios, limits and alerts, (iii) application, analysis and testing of stress scenarios, (iv) risk reporting to those responsible within the business areas, in compliance with the governance of ITAÚ UNIBANCO HOLDING, (v) monitoring of actions required to adjust positions and risk levels to make them realistic, and (vi) providing support for the safe launch of new financial products.

The market risk structure categorizes transactions as part of either the banking portfolio or the trading portfolio, in accordance with general criteria established by CMN Resolution No. 4,557, of February 23, 2017, and BCB Resolution No. 111, of July 6, 2021 and later changes. The trading portfolio consists of all transactions involving financial instruments and commodities, including derivatives, which are held for trading. The banking portfolio is basically characterized by transactions for the banking business, and transactions related to the management of the balance sheet of the institution, where there is no intention of sale and time horizons are medium and long term.

Market risk management is based on the following metrics:

    •   Value at risk (VaR): a statistical measure that estimates the expected maximum potential economic loss under normal market conditions, considering a certain time horizon and confidence level.

    •   Losses in stress scenarios (Stress Test): simulation technique to assess the behavior of assets, liabilities and derivatives of a portfolio when several risk factors are taken to extreme market situations (based on prospective and historical scenarios).

    •   Stop loss: metrics used to revise positions, should losses accumulated in a fixed period reach a certain level.

    •   Concentration: cumulative exposure of a certain financial instrument or risk factor, calculated at market value (MtM – Mark to Market).

    •   Stressed VaR: statistical metric derived from the VaR calculation, with the purpose of simulating higher risk in the trading portfolio, taking returns that can be seen in past scenarios of extreme volatility.

Management of interest rate risk in the Banking Book (IRRBB) is based on the following metrics:

    •   ΔEVE (Delta Economic Value of Equity): difference between the present value of the sum of repricing flows of instruments subject to IRRBB in a base scenario and the present value of the sum of repricing flows of these instruments in a scenario of shock in interest rates.

    •   ΔNII (Delta Net Interest Income): difference between the result of financial intermediation of instruments subject to IRRBB in a base scenario and the result of financial intermediation of these instruments in a scenario of shock in interest rates.

In addition, sensitivity and loss control measures are also analyzed. They include:

    •   Mismatching analysis (GAPS): accumulated exposure by risk factor of cash flows expressed at market value, allocated at the maturity dates.

    •   Sensitivity (DV01- Delta Variation): impact on the fair value of cash flows when a 1 basis point change is applied to current interest rates or on the index rates.

    •   Sensitivity to Sundry Risk Factors (Greeks): partial derivatives of an option portfolio in relation to the prices of underlying assets, implied volatilities, interest rates and time.

In order to operate within the defined limits, ITAÚ UNIBANCO HOLDING hedges transactions with customers and proprietary positions, including its foreign investments. Derivatives are commonly used for these hedging activities, which can be either accounting or economic hedges, both governed by the institutional polices of ITAÚ UNIBANCO HOLDING.

The structure of limits and alerts obeys the Board of Directors’ guidelines, and it is reviewed and approved on an annual basis. This structure has specific limits aimed at improving the process of monitoring and understanding risk, and at avoiding concentration. These limits are quantified by assessing the forecast balance sheet results, the size of stockholders’ equity, market liquidity, complexity and volatility, and ITAÚ UNIBANCO HOLDING’s appetite for risk.

The consumption of market risk limits is monitored and disclosed daily through exposure and sensitivity maps. The market risk area analyzes and controls the adherence of these exposures to limits and alerts and reports them in a timely manner to the Treasury desks and other structures foreseen in the governance.

ITAÚ UNIBANCO HOLDING uses proprietary systems to measure the consolidated market risk. The processing of these systems occurs in a high-availability access-controlled environment, which has data storage and recovery processes and an infrastructure that ensures business continuity in contingency (disaster recovery) situations.

II.I - VaR - Consolidated ITAÚ UNIBANCO HOLDING

VaR is calculated by Historical Simulation, i.e. the expected distribution for profits and losses (P&L) of a portfolio over time, which can be estimated from past behavior of returns of market risk factors for this portfolio. VaR is calculated at a confidence level of 99%, historical period of 4 years (1000 business days) and a holding period of one day. In addition, in a conservative approach, VaR is calculated daily, with and without volatility weighting, and the final VaR is the more restrictive of the values given by the two methods.

From 01/01 to 12/31/2023, the average total VaR in Historical Simulation was R$ 931 or 0.5% of total stockholders’ equity (R$ 678 or 0.4% of total stockholders’ equity from 01/01 to 12/31/2022).

	VaR Total (Historical Simulation) (in millions of reais) (1)
	12/31/2023				12/31/2022
	Average	Minimum	Maximum	Var Total	Average	Minimum	Maximum	Var Total

VaR by Risk Factor Group
Interest rates	1,251	1,059	1,585	1,408	1,102	885	1,751	1,160
Currencies	29	12	74	20	26	9	55	26
Shares	30	14	55	41	27	18	65	65
Commodities	12	2	33	7	4	2	10	10
Effect of diversification	-	-	-	(382)	-	-	-	(527)
Total risk	931	718	1,247	1,094	678	494	1,172	734
1)	VaR by Risk Factor Group considers information from foreign units.

II.I.I - Interest rate risk

The table below shows the accounting position of financial assets and liabilities exposed to interest rate risk, distributed by maturity (remaining contractual terms). This table is not used directly to manage interest rate risks, it is mostly used to permit the assessment of mismatching between accounts and products associated thereto and to identify possible risk concentration.

	12/31/2023						12/31/2022
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Financial assets	600,522	345,039	243,631	795,985	294,149	2,279,326	604,311	374,529	208,850	633,722	274,390	2,095,802
At amortized cost	506,280	307,520	174,806	428,529	163,798	1,580,933	464,682	314,608	167,135	391,697	166,250	1,504,372
Compulsory deposits with the Central Bank of Brazil	121,146	-	-	-	-	121,146	102,600	-	-	-	-	102,600
Interbank deposits	28,178	5,608	10,071	7,121	22	51,000	40,782	8,207	7,683	2,800	114	59,586
Securities purchased under agreements to resell	207,697	30,530	-	-	81	238,308	177,458	44,221	47	-	50	221,776
Securities	16,384	37,026	28,335	131,917	46,227	259,889	15,933	18,962	26,633	107,431	42,029	210,988
Loan and lease operations	132,875	234,356	136,400	289,491	117,468	910,590	127,909	243,218	132,772	281,466	124,057	909,422
At fair value through other comprehensive income	24,844	9,683	14,116	56,885	24,511	130,039	35,573	13,335	6,609	47,705	23,526	126,748
At fair value through profit and loss	69,398	27,836	54,709	310,571	105,840	568,354	104,056	46,586	35,106	194,320	84,614	464,682
Securities	59,071	19,439	49,087	289,490	94,665	511,752	81,484	39,344	26,454	169,113	68,704	385,099
Derivatives	10,327	8,357	5,613	20,484	10,470	55,251	22,572	7,215	8,362	24,834	15,225	78,208
Other Financial Assets	-	40	9	597	705	1,351	-	27	290	373	685	1,375
Financial liabilities	698,247	175,283	148,366	686,826	110,138	1,818,860	651,532	177,388	142,668	585,754	112,329	1,669,671
At amortized cost	690,259	169,109	140,559	666,315	99,287	1,765,529	643,530	160,422	125,266	563,338	99,607	1,592,163
Deposits	347,884	78,985	53,949	467,682	2,852	951,352	360,548	75,395	62,860	360,225	12,410	871,438
Securities sold under repurchase agreements	326,025	1,180	4,200	13,250	18,131	362,786	264,284	5,698	816	16,223	6,419	293,440
Interbank market funds	15,099	83,409	77,263	142,023	10,851	328,645	12,918	67,034	57,476	148,390	8,769	294,587
Institutional market funds	805	5,325	5,123	40,885	67,453	119,591	5,379	11,800	3,552	36,642	72,009	129,382
Premium bonds plans	446	210	24	2,475	-	3,155	401	495	562	1,858	-	3,316
At fair value through profit and loss	7,988	6,174	7,807	20,511	10,851	53,331	8,002	16,966	17,402	22,416	12,722	77,508
Derivatives	7,988	6,165	7,798	20,162	10,362	52,475	8,002	16,950	17,164	22,278	12,467	76,861
Structured notes	-	-	2	19	275	296	-	1	1	18	44	64
Other Financial Liabilities	-	9	7	330	214	560	-	15	237	120	211	583
Difference assets / liabilities (1)	(97,725)	169,756	95,265	109,159	184,011	460,466	(47,221)	197,142	66,181	47,987	162,635	426,724
Cumulative difference	(97,725)	72,031	167,296	276,455	460,466		(47,221)	149,921	216,102	264,089	426,724
Ratio of cumulative difference to total interest-bearing assets	(4.3)%	3.2%	7.3%	12.1%	20.2%		(2.3)%	7.2%	10.3%	12.6%	20.4%
1)	The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.

II.I.II - Currency risk

The purpose of ITAÚ UNIBANCO HOLDING's management of foreign exchange exposure is to mitigate the effects arising from variation in foreign exchange rates, which may present high-volatility periods.

The currency (or foreign exchange) risk arises from positions that are sensitive to oscillations in foreign exchange rates. These positions may be originated by financial instruments that are denominated in a currency other than the functional currency in which the balance sheet is measured or through positions in derivative instruments (for negotiation or hedge). Sensitivity to currency risk is disclosed in the table VaR Total (Historical Simulation) described in item II.I – VaR Consolidated – ITAÚ UNIBANCO HOLDING.

II.I.III - Share Price Risk

The exposure to share price risk is disclosed in Note 5, related to Financial Assets through Profit or Loss - Securities, and Note 8, related to Financial Assets at Fair Value through Other Comprehensive Income - Securities.

III - Liquidity risk

Defined as the possibility that the institution may be unable to efficiently meet its expected and unexpected obligations, both current and future, including those arising from guarantees issued, without affecting its daily operations and without incurring significant losses.

Liquidity risk is controlled by an area independent from the business area and responsible for establishing the reserve composition, estimating the cash flow and exposure to liquidity risk in different time horizons, and for monitoring the minimum limits to absorb losses in stress scenarios for each country where ITAÚ UNIBANCO HOLDING operates. All activities are subject to verification by independent validation, internal control and audit areas.

Liquidity management policies and limits are based on prospective scenarios and senior management’s guidelines. These scenarios are reviewed on a periodic basis, by analyzing the need for cash due to atypical market conditions or strategic decisions by ITAÚ UNIBANCO HOLDING.

ITAÚ UNIBANCO HOLDING manages and controls liquidity risk on a daily basis, using procedures approved in superior committees, including the adoption of liquidity minimum limits, sufficient to absorb possible cash losses in stress scenarios, measured with the use of internal and regulatory methods.

Among the main regulatory liquidity indicators, the following indicators stand out:

Liquidity Coverage Ratio (LCR): can be defined as a sufficiency index over a 30-day horizon, measuring the available amount of assets available to honor potential liquid outflows in a stress scenario.

Net Stable Funding Ratio (NSFR): can be defined as an analysis of funding available for the financing of long-term assets.

Both metrics are managed by the liquidity risk area and they have limits approved by superior committees, as well as governance of action plans in possible liquidity stress scenarios.

Additionally, the following items for monitoring and supporting decisions are periodically prepared and submitted to senior management:

    •   Different scenarios projected for changes in liquidity.

    •   Contingency plans for crisis situations.

    •   Reports and charts that describe the risk positions.

    •   Assessment of funding costs and alternative sources of funding.

    •   Monitoring of changes in funding through a constant control of sources of funding, considering the type of investor, maturities and other factors.

III.I - Primary sources of funding

ITAÚ UNIBANCO HOLDING has different sources of funding, of which a significant portion is from the retail segment. Of total customers’ funds, 72.8% or R$ 1,019,042, is immediately available to customers. However, the historical behavior of the accumulated balance of the two largest items in this group – demand and savings deposits - is relatively consistent with the balances increasing over time and inflows exceeding outflows for monthly average amounts.

Funding from customers	12/31/2023			12/31/2022
	0-30 days	Total	%	0-30 days	Total	%
Deposits	817,050	951,352		737,633	871,438
Demand deposits	105,634	105,634	7.6%	117,587	117,587	9.1%
Savings deposits	174,765	174,765	12.5%	179,764	179,764	13.9%
Time deposits (1)	527,841	656,591	46.9%	434,450	564,215	43.5%
Other	8,810	14,362	1.0%	5,832	9,872	0.8%
Interbank market funds (1)	200,886	328,645	23.5%	130,074	294,587	22.7%
Funds from own issue (2)	-	8	-	-	8	-
Institutional market funds	1,106	119,591	8.5%	4,630	129,382	10.0%
Total	1,019,042	1,399,596	100.0%	872,337	1,295,415	100.0%
1)	The settlement date is considered as the closest period in which the client has the possibility of withdrawing funds.
2)	Refers to Deposits received under securities repurchase agreements with securities from own issue.

III.II - Control over liquidity

Under the LCR metric, ITAÚ UNIBANCO HOLDING has High-quality Liquid Assets (HQLA) which totaled an average of R$ 371,763 in the period, mainly made up of sovereign securities, reserves in central banks and cash. Net cash outflows totaled an average of R$ 193,779 in the period, mainly made up of retail, wholesale funds, additional requirements, contractual and contingent obligations, offset by cash inflows from loans and other expected cash inflows.

The average LCR in the period is 191.8% (164.4% at 12/31/2022) above the 100% threshold, and therefore the entity comfortably has sufficient stable funds available to support losses under the standardized stress scenario for LCR.

From the NSFR perspective, ITAÚ UNIBANCO HOLDING has Available Stable Funding (ASF) that totaled R$ 1,246,214 in the period, mainly made up of capital, retail and wholesale funds. The required stable funding (RSF) totaled R$ 982,376 in the period, mainly made up of loans and financing granted to wholesale and retail clients, central governments, and operations with central banks.

The NSFR at the period closing is 126.9% (124.9% at 12/31/2022), above the 100% threshold, and therefore the entity comfortably has sufficient stable funds available to support the stable funds required in the long term, in accordance with the metric.

Liabilities according to their remaining contractual maturities, considering their undiscounted flows, are presented below:

Undiscounted future flows, except for derivatives which are fair value	12/31/2023					12/31/2022
Financial liabilities	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total

Deposits	817,054	83,175	29,089	25,015	954,333	737,637	92,481	28,768	21,264	880,150
Demand deposits	105,634	-	-	-	105,634	117,587	-	-	-	117,587
Savings deposits	174,765	-	-	-	174,765	179,764	-	-	-	179,764
Time deposit	527,841	82,376	24,238	25,012	659,467	434,450	91,308	25,870	21,191	572,819
Interbank deposits	900	799	4,851	3	6,553	858	1,173	2,898	73	5,002
Other deposits	7,914	-	-	-	7,914	4,978	-	-	-	4,978

Compulsory deposits	(127,312)	(11,322)	(3,332)	(3,438)	(145,404)	(97,709)	(11,904)	(3,373)	(2,762)	(115,748)
Demand deposits	(24,258)	-	-	-	(24,258)	(13,148)	-	-	-	(13,148)
Savings deposits	(30,505)	-	-	-	(30,505)	(27,923)	-	-	-	(27,923)
Time deposit	(72,549)	(11,322)	(3,332)	(3,438)	(90,641)	(56,638)	(11,904)	(3,373)	(2,762)	(74,677)

Securities sold under repurchase agreements	352,654	4,909	4,217	65,524	427,304	264,451	6,603	7,841	29,287	308,182
Government securities	282,119	4,504	4,029	64,160	354,812	196,672	6,444	7,808	29,176	240,100
Corporate securities	31,059	401	188	1,364	33,012	22,642	1	-	10	22,653
Foreign	39,476	4	-	-	39,480	45,137	158	33	101	45,429

Interbank market funds	200,886	65,124	33,361	43,284	342,655	94,313	101,047	44,547	70,900	310,807

Institutional market funds	1,106	12,227	48,240	81,110	142,683	4,645	5,367	42,162	103,421	155,595

Derivative financial instruments - Net position	7,988	13,963	7,553	22,971	52,475	8,002	34,114	9,056	25,689	76,861
Swaps	3,231	4,064	6,476	21,970	35,741	2,835	5,114	7,344	23,775	39,068
Options	903	7,010	595	464	8,972	3,221	25,087	901	673	29,882
Forwards	2,965	-	1	16	2,982	55	10	-	-	65
Other derivatives	889	2,889	481	521	4,780	1,891	3,903	811	1,241	7,846

Other financial liabilities	-	3	205	352	560	-	252	34	297	583

Total financial liabilities	1,252,376	168,079	119,333	234,818	1,774,606	1,011,339	227,960	129,035	248,096	1,616,430

Off balance commitments		12/31/2023					12/31/2022
	Note	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Financial guarantees		2,875	32,938	14,264	52,545	102,622	2,987	31,548	12,731	44,513	91,779
Loan commitments		176,017	51,101	10,313	192,647	430,078	161,822	50,552	20,386	172,484	405,244
Letters of credit to be released		20,850	-	-	-	20,850	47,354	-	-	-	47,354
Contractual commitments - Fixed and Intangible assets	13, 14	-	3	-	-	3	-	-	-	3	3
Total		199,742	84,042	24,577	245,192	553,553	212,163	82,100	33,117	217,000	544,380

IV - Emerging Risks

Defined as those with a potentially material impact on the business in the medium and long term, but for which there are not enough elements yet for their complete assessment and mitigation due to the number of factors and impacts not yet totally known, such as geopolitical and macroeconomic risk and climate change. Their causes can be originated by external events and result in the emergence of new risks or in the intensification of risks already monitored by ITAÚ UNIBANCO HOLDING.

The identification and monitoring of Emerging Risks are ensured by ITAÚ UNIBANCO HOLDING’s governance, allowing these risks to be incorporated into risk management processes too.

V - Social, Environmental and Climate Risks

Social, environmental and climate risks are the possibility of losses due to exposure to social, environmental and/or climatic events related to the activities developed by ITAÚ UNIBANCO HOLDING.

Social, environmental and climatic factors are considered relevant to the business of ITAÚ UNIBANCO HOLDING, since they may affect the creation of shared value in the short, medium and long term.

The Policy of Social, Environmental and Climatic Risks (Risks SAC Policy) establishes the guidelines and underlying principles for social, environmental and climatic risk management, addressing the most significant risks for the institution’s operation through specific procedures.

Actions to mitigate the Social, Environmental and Climatic Risks are taken based on the mapping of processes, risks and controls, monitoring of new standards related to the theme and recording of occurrence in internal systems. In addition to the identification, the phases of prioritization, response to risk, mitigation, monitoring and reporting of assessed risks supplement the management of these risks at ITAÚ UNIBANCO HOLDING.

In the management of Social, Environmental and Climatic Risks, business areas manage the risk in its daily activities, following the Risks SAC Policy guidelines and specific processes, with the support of specialized assessment from dedicated technical teams located in Credit, which serves the Wholesale segment, Credit Risk and Modeling, and Institutional Legal teams, that act on an integrated way in the management of all dimensions of the Social, Environmental and Climatic Risks related to the conglomerate’s activities. As an example of specific guidelines for the management of these risks, ITAÚ UNIBANCO HOLDING has specific governance for granting and renewing credit in senior approval levels for clients in certain economic sectors, classified as Sensitive Sectors (Mining, Steel & Metallurgy, Oil & Gas, Textiles Industry and Retail Clothing, Paper & Pulp, Chemicals & Petrochemicals, Agri - Meatpacking, Agri - Crop Protection and Fertilizers, Wood, Energy, Rural Producers and Real Estate), for which there is an individualized analysis of Social, Environmental and Climate Risks. The institution also counts with specific procedures for the Institution’s operation (stockholders’ equity, branch infrastructure, technology and suppliers), credit, investments and key controls. SAC Risks area, Internal Controls and Compliance areas, in turn, support and ensure the governance of the activities of the business and credit areas that serves the business. The Internal Audit acts on an independent manner, assessing risk management, controls and governance.

Governance also counts on the Social, Environmental and Climatic Risks Committee, whose main responsibility is to assess and deliberate about institutional and strategic matters, as well as to resolve on products, operations, and services, among others involving the Social, Environmental and Climatic Risks.

Climate Risk includes: (i) physical risks, arising from changes in weather patterns, such as increased rainfall, and temperature and extreme weather events, and (ii) transition risks, resulting from changes in the economy, as a result of climate actions, such as carbon pricing, climate regulation, market risks and reputational risks.

Considering its relevance, climate risk has become one of the main priorities for ITAÚ UNIBANCO HOLDING, which supports the Task Force on Climate-related Financial Disclosures (TCFD) and it is committed to maintaining a process of evolution and continuous improvement within the pillars recommended by the TCFD. With this purpose, ITAÚ UNIBANCO HOLDING is strengthening the governance and strategy related to Climate Risk and developing tools and methodologies to assess and manage these risks.

ITAÚ UNIBANCO HOLDING measures the sensitivity of the credit portfolio to climate risks by applying the Climate Risk Sensitivity Assessment Tool, developed by Febraban. The tool combines relevance and proportionality criteria to identify the sectors and clients within the portfolio that are more sensitive to climate risks, considering physical and transition risks. The sectors with the highest probability of suffering financial impacts from climate change, following the TCFD guidelines, are: energy, transport, materials and construction, agriculture, food and forestry products.

c) Capital Management Governance

ITAÚ UNIBANCO HOLDING is subject to the regulations of BACEN, which determines minimum capital requirements, procedures to obtain information to assess the global systemic importance of banks, fixed asset limits, loan limits and accounting practices, and requires banks to conform to the regulations based on the Basel Accord for capital adequacy. Additionally, CNSP and SUSEP issue regulations on capital requirements that affect our insurance operations and private pension and premium bonds plans.

The capital statements were prepared in accordance with BACEN’s regulatory requirements and with internationally accepted minimum requirements according to the Bank for International Settlements (BIS).

I - Composition and Capital Adequacy

The Board of Directors is the body responsible for approving the institutional capital management policy and guidelines for the capitalization level of ITAÚ UNIBANCO HOLDING. The Board is also responsible for the full approval of the ICAAP (Internal Capital Adequacy Assessment Process) report, the purpose of which is to assess the capital adequacy of ITAÚ UNIBANCO HOLDING.

The result of the last ICAAP, which comprises stress tests – which was dated December 2022 – indicated that ITAÚ UNIBANCO HOLDING has, in addition to capital to cover all material risks, a significant capital surplus, thus assuring the solidity of the institution’s equity position.

In order to ensure that ITAÚ UNIBANCO HOLDING is sound and has the capital needed to support business growth, the institution maintains PR levels above the minimum level required to face risks, as demonstrated by the Common Equity Tier I, Tier I Capital and Total Capital ratios.

	12/31/2023	12/31/2022
Available capital (amounts)
Common Equity Tier 1 (CET 1)	166,389	147,781
Tier 1	185,141	166,868
Total capital (PR)	206,862	185,415
Risk-weighted assets (amounts)
Total risk-weighted assets (RWA)	1,215,019	1,238,582
Risk-based capital ratios as a percentage of RWA
Common Equity Tier 1 ratio (%)	13.7%	11.9%
Tier 1 ratio (%)	15.2%	13.5%
Total capital ratio (%)	17.0%	15.0%
Additional CET1 buffer requirements as a percentage of RWA
Capital conservation buffer requirement (%)	2.50%	2.50%
Countercyclical buffer requirement (%)	-	-
Bank G-SIB and/or D-SIB additional requirements (%)	1.0%	1.0%
Total of bank CET1 specific buffer requirements (%)	3.50%	3.50%

At 12/31/2023, the amount of perpetual subordinated debt that makes up Tier I capital is R$ 18,028 (R$ 18,336 at 12/31/2022) and the amount of perpetual subordinated debt that makes up Tier capital II is R$ 21,208 (R$ 18,431 at 12/31/2022).

The Basel Ratio reached 17.0% at 12/31/2023, an increase of 2.0 p.p. compared to 12/31/2022, due to the result for the period and reduction of Risk-Weighted Assets. In Risk-Weighted Assets, noteworthy is the reduction in the credit component due to the enactment of BACEN Resolution Nº 229 and Resolution N° 303 with evolution of internal models.

Additionally, ITAÚ UNIBANCO HOLDING has a surplus over the required minimum Total capital of R$ 109,660 (R$ 86,328 at 12/31/2022), well above the Capital Buffer requirement of R$ 42,526 (R$ 43,350 at 12/31/2022), widely covered by available capital.

The fixed assets ratio indicates the commitment percentage of adjusted Total capital with adjusted permanent assets. ITAÚ UNIBANCO HOLDING falls within the maximum limit of 50% of adjusted Total capital, established by BACEN. At 12/31/2023, fixed assets ratio reached 21.5% (19.9% at 12/31/2022), showing a surplus of R$ 58,879 (R$ 55,748 at 12/31/2022).

II - Risk-Weighted Assets (RWA)

For calculating minimum capital requirements, RWA must be obtained by taking the sum of the following risk exposures:

    •   RWACPAD = portion related to exposures to credit risk, calculated using standardized approach.

    •   RWACIRB = portion related to exposures to credit risk, calculated according to internal credit risk rating systems (IRB - Internal Ratings-Based approaches), authorized by the Central Bank of Brazil.

    •   RWAMPAD = portion related to the market risk capital requirement, calculated using standardized approach.

    •   RWAMINT = portion related to the market risk capital requirement, calculated according to internal model approaches, authorized by the Central Bank of Brazil.

    •   RWAOPAD = portion related to the operational risk capital requirement, calculated using standardized approach.

	RWA
	12/31/2023	12/31/2022 (1)
Credit risk (excluding counterparty credit risk)	976,915	1,016,137
Of which: standardised approach for credit risk	924,518	1,016,137
Of which: foundation internal rating-based approach (F-IRB)	-	-
Of which: advanced internal rating-based approach (A-IRB)	52,397	-
Counterparty credit risk (CCR)	30,804	40,222
Of which: standardized approach for counterparty credit risk (SA-CCR)	22,259	25,361
Of which: other CCR	8,545	14,861
Equity investments in funds - look-through approach	5,871	8,002
Equity investments in funds - mandate-based approach	-	104
Equity investments in funds - fall-back approach	1,543	1,461
Securitisation exposures in banking book	4,141	4,408
Market Risk	43,179	30,935
Of which: standardized approach (RWAMPAD)	52,299	36,745
Of which: internal models approach (RWAMINT)	18,871	23,097
Operational Risk	103,094	96,590
Payment Services risk (RWASP)	NA	NA
Amounts below the thresholds for deduction	49,472	40,723
Total	1,215,019	1,238,582
1)	For comparative purposes, the allocation of the value of the historical RWAcva portion was adapted according to BACEN Regulatory Instruction No. 385/23.

III - Recovery Plan

In response to the latest international crises, the Central Bank published Resolution No. 4,502, which requires the development of a Recovery Plan by financial institutions within Segment 1, with total exposure to GDP of more than 10%. This plan aims to reestablish adequate levels of capital and liquidity above regulatory operating limits in the face of severe systemic or idiosyncratic stress shocks. In this way, each institution could preserve its financial viability while also minimizing the impact on the National Financial System.

IV - Stress testing

The stress test is a process of simulating extreme economic and market conditions on ITAÚ UNIBANCO HOLDING’s results, liquidity and capital. The institution has been carrying out this test in order to assess its solvency in plausible scenarios of crisis, as well as to identify areas that are more susceptible to the impact of stress that may be the subject of risk mitigation.

For the purposes of the test, the economic research area estimates macroeconomic variables for each stress scenario. The elaboration of stress scenarios considers the qualitative analysis of the Brazilian and the global conjuncture, historical and hypothetical elements, short and long term risks, among other aspects, as defined in CMN Resolution 4,557.

In this process, the main potential risks to the economy are assessed based on the judgment of the bank's team of economists, endorsed by the Chief Economist of ITAÚ UNIBANCO HOLDING and approved by the Board of Directors. Projections for the macroeconomic variables (such as GDP, basic interest rate, exchange rates and inflation) and for variables in the credit market (such as raisings, lending, rates of default, margins and charges) used are based on exogenous shocks or through use of models validated by an independent area.

Then, the stress scenarios adopted are used to influence the budgeted result and balance sheet. In addition to the scenario analysis methodology, sensitivity analysis and the Reverse Stress Test are also used.

ITAÚ UNIBANCO HOLDING uses the simulations to manage its portfolio risks, considering Brazil (segregated into wholesale and retail) and External Units, from which the risk-weighted assets and the capital and liquidity ratios are derived.

The stress test is also an integral part of the ICAAP, the main purpose of which is to assess whether, even in severely adverse situations, the institution would have adequate levels of capital and liquidity, without any impact on the development of its activities.

This information enables potential offenders to the business to be identified and provides support for the strategic decisions of the Board of Directors, the budgeting and risk management process, as well as serving as an input for the institution’s risk appetite metrics.

V - Leverage Ratio

The Leverage Ratio is defined as the ratio between Tier I Capital and Total Exposure, calculated according to BACEN Circular 3,748, which minimum requirement is of 3%. The ratio is intended to be a simple measure of non-risk-sensitive leverage, and so it does not take into account risk weights or risk mitigation.

d) Management risks of insurance contracts and private pension

I - Management structure, roles and responsibilities

ITAÚ UNIBANCO HOLDING has specific committees, whose assignment is to define and establish guidelines for the management of funds from insurance contracts and private pension, with the objective of long-term profitability, and to establish assessment models, risk limits and resource allocation strategies in defined financial assets.

II - Underwriting risk

In addition to the risks inherent in financial instruments related to insurance contracts and private pension, operations carried out at ITAÚ UNIBANCO HOLDING cause exposure to underwriting risk.

Underwriting risk is the risk of significant deviations in the methodologies and/or assumptions used for pricing products that may adversely affect ITAÚ UNIBANCO HOLDING, which may be consummated in different ways, depending on the product offered:

(i) Insurance: results from the change in risk behavior in relation to the increase in the frequency and/or severity of claims incurred, contrary to pricing estimates.

(ii) Private Pension: is observed in the increase in life expectancy or deviation from the assumptions adopted in the estimates of future cash flows.

The measurement of exposure to underwriting risk is based on the analysis of the actuarial assumptions adopted in the recognition of liabilities and pricing of products through i) monitoring the evolution of equity required to mitigate the risk of insolvency or liquidity; ii) follow-up of portfolios, products, and coverage, from the perspective of results, adherence to expected rates and expected behavior of loss ratio.

Exposure to underwriting risk is managed and monitored in accordance with risk appetite levels approved by Management and is controlled using indicators that allow the creation of stress scenarios and simulations of the portfolio.

II.I Risk Concentrations

For ITAÚ UNIBANCO HOLDING there is no concentration of products in relation to insurance premiums, thus reducing the risk of concentration in products and distribution channels. ITAÚ UNIBANCO HOLDING's insurance and private pension operations are mainly related to death and survivorship coverage.

II.II - Sensitivity analysis

The sensitivity analysis considers a vision impacts caused by changes in assumptions, which could affect the income and stockholders’ equity at the report date. This type of analysis is usually conducted under the ceteris paribus condition, in which the sensitivity of a system is measured when one variable of interest is changed and all the others remain unchanged. The results obtained are shown in the table below:

Assumptions	12/31/2023
	Impact in Income		Impact in Stockholders’ Equity
	Insurance	Private pension	Insurance	Private pension
Discount rate
0.5 p.p. increase	-	(16)	53	612
0.5 p.p. decrease	-	6	(57)	(673)
Biometric tables
5% increase	(3)	51	-	-
5% decrease	3	(54)	-	-
Claims
5% increase	(30)	-	-	-
5% decrease	30	-	-	-

III - Liquidity risk

Liquidity risk management for insurance and private pension operations is performed on an ongoing basis, based on monitoring the flow of payments related to its liabilities, the flow of receipts generated by operations and the portfolio of financial assets.

Financial assets are managed with the purpose of optimizing the relationship between risk and return on investments, considering the characteristics of their liabilities. Accordingly, investments are concentrated in government and corporate securities with good credit quality in active and liquid markets, keeping a considerable amount invested in short-term assets, with immediate liquidity, to meet regular and contingent liquidity needs. In addition, ITAÚ UNIBANCO HOLDING constantly monitors the solvency conditions of its operations.

Below is a maturity analysis of estimated undiscounted future cash flows from insurance contracts and private pension, considering assumptions of inflows, outflows and discount rates (Note 27c):

Period	12/31/2023			12/31/2022
	Insurance	Private pension	Total	Insurance	Private pension	Total
1 year	(806)	15,247	14,441	(660)	16,603	15,943
2 years	(310)	19,187	18,877	(232)	18,773	18,541
3 years	(220)	18,409	18,189	(186)	17,835	17,649
4 years	(109)	17,850	17,741	(120)	17,113	16,993
5 years	5	17,354	17,359	(50)	16,498	16,448
Over 5 years	1,963	425,166	427,129	1,891	378,341	380,232
Total (1)	523	513,213	513,736	643	465,163	465,806
1)	Refers to (inflows) and outflows of cash flows related to insurance contracts and private pension.

ITAÚ UNIBANCO HOLDING holds R$ 261,530 (R$ 224,140 at 12/31/2022) referring to amounts that are payable or demand, which represent contributions made by insured parties that can be redeemed at any time. All these amounts refer to contracts issued that are liabilities, and no group of contracts was in asset position in the period.

IV - Credit risk

The credit risk arising from insurance contract premiums is not material, as cases with unpaid coverage are canceled after 90 days.

Reinsurance operations are controlled through an internal policy, observing the regulator's guidelines regarding the reinsurers with which ITAÚ UNIBANCO HOLDING operates.

Taking out reinsurance is subject to an assessment of the reinsurer's credit risk and the operational limits for its consummation, and monitoring is carried out during the effectiveness to identify signs of deterioration that lead to changes in the analyzes conducted.